Deferred Initial Public Offering Costs (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Initial Public Offering Costs [Abstract]
Schedule of Deferred Initial Public Offering Costs	As of December 31, 2024, deferred initial public offering costs consist of the following:
	As of December 31,
	2025	2024
Accounting and other fees	$—	$84,396
Legal fees	—	97,292
Total	$—	$181,688